Taxes (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			185 Months Ended	194 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011	Sep. 30, 2012
Net loss from continuing operations before taxes:
Domestic					$ 904,000	$ (3,533,000)	$ (1,464,000)
Foreign					(16,072,000)	(12,014,000)	(17,505,000)
Loss from continuing operations before taxes	(3,572,000)	(3,403,000)	(10,040,000)	(11,524,000)	(15,168,000)	(15,547,000)	(18,969,000)	(259,277,000)	(269,317,000)
Loss from discontinued operations before taxes:
Domestic					(640,000)	(1,131,000)	(1,549,000)
Loss from discontinued operations before taxes					(640,000)	(1,131,000)	(1,549,000)
Total loss before taxes:
Domestic					264,000	(4,664,000)	(3,013,000)
Foreign					(16,072,000)	(12,014,000)	(17,505,000)
Loss before taxes					(15,808,000)	(16,678,000)	(20,518,000)
Benefit for income taxes
Current - domestic						(10,000)	(12,000)
Current - foreign					565,000	667,000	960,000
Current - total	419,000	126,000	714,000	443,000	565,000	657,000	948,000	18,444,000	19,158,000
Research and development | U.K
Taxes
Income tax credits					$ 600,000	$ 700,000	$ 900,000	$ 600,000